UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2006

1.808787.102

EMI-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.3%
		Principal Amount (d)		Value
Argentina - 0.4%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 1,100,000		$ 1,130,250
Bahamas (Nassau) - 0.4%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		975,000		1,077,375
Brazil - 0.9%
Globo Communicacoes e Partcipacoes LTDA 9.375%		1,875,000		1,876,875
Globo Communicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (e)		326,526		326,592
TOTAL BRAZIL				2,203,467
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		625,000		715,625
Germany - 2.9%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		1,035,000		1,102,275
Dresdner Bank AG 10.375% 8/17/09 (f)		855,000		927,675
Gazstream SA 5.625% 7/22/13 (f)		4,540,469		4,506,415
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		895,000		909,499
TOTAL GERMANY				7,445,864
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000		30,875
0% 7/5/01 (Reg. S) (c)		445,000		11,125
TOTAL INDONESIA				42,000
Ireland - 0.2%
Red Arrow International Leasing 8.375% 6/30/12	RUB	15,578,456		600,401
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,150,000		1,132,750
Luxembourg - 2.1%
Millicom International Cellular SA 10% 12/1/13		1,015,000		1,091,125
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		660,000		683,958
8% 1/28/12		630,000		638,694
8.375% 10/14/10 (f)		495,000		512,969
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		810,000		820,125
Nonconvertible Bonds - continued
		Principal Amount (d)		Value
Luxembourg - continued
RSHB Capital SA 7.175% 5/16/13 (f)		$ 270,000		$ 280,800
UBS Luxembourg SA 8.25% 5/23/16		1,200,000		1,215,000
TOTAL LUXEMBOURG				5,242,671
Malaysia - 2.5%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		1,550,000		1,865,890
Petronas Capital Ltd.:
7% 5/22/12		2,645,000		2,849,723
7.875% 5/22/22 (Reg. S)		1,305,000		1,574,744
TOTAL MALAYSIA				6,290,357
Netherlands - 0.5%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,190,000		1,191,488
Russia - 1.2%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		1,690,000		1,754,220
OAO Gazprom 9.625% 3/1/13		990,000		1,170,675
TOTAL RUSSIA				2,924,895
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		525,000		570,281
United Kingdom - 0.4%
Credit Suisse First Boston International 8% 11/6/15 (f)		1,045,000		1,047,717
United States of America - 3.4%
Pemex Project Funding Master Trust:
5.9906% 12/3/12 (f)(g)		590,000		588,230
7.375% 12/15/14		1,500,000		1,621,500
7.75%		3,090,000		3,144,075
7.875% 2/1/09 (g)		1,040,000		1,088,880
8.625% 2/1/22		1,900,000		2,296,150
TOTAL UNITED STATES OF AMERICA				8,738,835
Venezuela - 0.5%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		448,438		445,075
8.22% 4/1/17 (f)		725,000		706,875
TOTAL VENEZUELA				1,151,950
TOTAL NONCONVERTIBLE BONDS (Cost $42,388,045)			41,505,926
Government Obligations - 72.5%
		Principal Amount (d)		Value
Argentina - 2.2%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 2,082,133		$ 2,004,053
5.589% 8/3/12 (g)		4,027,500		3,719,313
TOTAL ARGENTINA				5,723,366
Belize - 0.1%
Belize Government 9.75% 6/12/15		335,000		252,925
Brazil - 14.1%
Brazilian Federative Republic:
7.125% 1/20/37		1,150,000		1,174,725
7.875% 3/7/15		1,060,000		1,163,350
8% 1/15/18		2,795,000		3,067,513
8.25% 1/20/34		2,980,000		3,415,080
8.75% 2/4/25		3,570,000		4,248,300
8.875% 10/14/19		1,535,000		1,826,650
8.875% 4/15/24		1,675,000		2,012,513
10% 8/7/11		1,035,000		1,215,608
10.5% 7/14/14		1,495,000		1,877,720
11% 1/11/12		940,000		1,151,500
11% 8/17/40		4,910,000		6,392,820
12% 4/15/10		610,000		732,915
12.25% 3/6/30		1,710,000		2,753,100
12.5% 1/5/16	BRL	2,435,000		1,122,675
12.75% 1/15/20		1,575,000		2,394,000
14.5% 10/15/09		1,020,000		1,278,570
TOTAL BRAZIL				35,827,039
Colombia - 2.0%
Colombian Republic:
7.2163% 11/16/15 (g)		490,000		501,025
8.125% 5/21/24		285,000		313,500
8.25% 12/22/14		450,000		496,800
10% 1/23/12		820,000		955,300
10.375% 1/28/33		435,000		591,600
10.75% 1/15/13		910,000		1,110,200
11.75% 2/25/20		858,000		1,203,345
TOTAL COLOMBIA				5,171,770
Government Obligations - continued
		Principal Amount (d)		Value
Dominican Republic - 1.3%
Dominican Republic:
9.04% 1/23/18 (f)		$ 961,820		$ 1,070,024
9.5% 9/27/11		2,201,183		2,362,970
TOTAL DOMINICAN REPUBLIC				3,432,994
Ecuador - 1.1%
Ecuador Republic:
9.375% 12/15/15 (f)		440,000		427,240
10% 8/15/30 (Reg. S)		1,925,000		1,784,475
12% 11/15/12 (f)		102,000		101,745
12% 11/15/12 (Reg. S)		597,720		596,226
TOTAL ECUADOR				2,909,686
El Salvador - 0.6%
El Salvador Republic:
7.65% 6/15/35		840,000		901,740
8.5% 7/25/11 (Reg. S)		540,000		598,050
TOTAL EL SALVADOR				1,499,790
Indonesia - 1.7%
Indonesian Republic:
6.75% 3/10/14		555,000		566,100
7.5% 1/15/16 (f)		2,225,000		2,375,188
8.5% 10/12/35 (f)		1,285,000		1,506,663
TOTAL INDONESIA				4,447,951
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (f)		2,595,000		1,699,725
Ivory Coast - 0.4%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,591,250		381,900
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		2,795,000		670,800
TOTAL IVORY COAST				1,052,700
Lebanon - 2.0%
Lebanon, Republic of:
8.5669% 11/30/09 (f)(g)		1,550,000		1,565,500
8.5669% 11/30/09 (g)		580,000		585,800
10.125% 8/6/08		640,000		663,200
Government Obligations - continued
		Principal Amount (d)		Value
Lebanon - continued
Lebanon, Republic of: - continued
10.25% 10/6/09 (Reg. S)		$ 980,000		$ 1,038,800
11.625% 5/11/16 (Reg. S)		1,065,000		1,259,363
TOTAL LEBANON				5,112,663
Mexico - 8.2%
United Mexican States:
5.625% 1/15/17		3,024,000		2,990,736
5.875% 1/15/14		1,610,000		1,646,225
6.625% 3/3/15		1,134,000		1,207,710
6.75% 9/27/34		1,395,000		1,478,700
7.5% 4/8/33		1,710,000		1,972,485
8.125% 12/30/19		2,095,000		2,515,048
8.3% 8/15/31		3,205,000		3,998,238
11.375% 9/15/16		1,149,000		1,648,815
11.5% 5/15/26		2,095,000		3,308,005
TOTAL MEXICO				20,765,962
Nigeria - 0.4%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		806,510		777,537
warrants 11/15/20 (a)(h)		750		131,250
TOTAL NIGERIA				908,787
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.75% 2/19/09		425,000		423,938
7.125% 3/31/16 (f)		485,000		477,725
TOTAL PAKISTAN				901,663
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		655,000		686,113
8.875% 9/30/27		825,000		1,018,875
TOTAL PANAMA				1,704,988
Peru - 2.2%
Peruvian Republic:
7.35% 7/21/25		1,330,000		1,417,780
9.125% 2/21/12		925,000		1,061,438
Government Obligations - continued
		Principal Amount (d)		Value
Peru - continued
Peruvian Republic: - continued
9.875% 2/6/15		$ 1,205,000		$ 1,491,188
euro Brady past due interest 5% 3/7/17 (g)		1,672,000		1,646,920
TOTAL PERU				5,617,326
Philippines - 8.7%
Philippine Republic:
7.75% 1/14/31		660,000		688,050
8.375% 2/15/11		2,105,000		2,270,874
8.875% 3/17/15		2,195,000		2,502,300
9% 2/15/13		5,350,000		6,018,750
9.375% 1/18/17		1,605,000		1,893,900
9.5% 2/2/30		2,865,000		3,531,113
9.875% 1/15/19		2,425,000		2,988,813
10.625% 3/16/25		1,635,000		2,178,638
TOTAL PHILIPPINES				22,072,438
Qatar - 0.5%
State of Qatar 9.75% 6/15/30 (Reg. S)		800,000		1,183,000
Russia - 9.5%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		14,540,000		16,212,090
11% 7/24/18 (Reg. S)		2,812,000		4,042,250
12.75% 6/24/28 (Reg. S)		2,179,000		3,911,305
TOTAL RUSSIA				24,165,645
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		900,000		799,290
Turkey - 6.7%
Turkish Republic:
6.875% 3/17/36		1,220,000		1,110,200
8% 2/14/34		2,200,000		2,271,500
9.5% 1/15/14		1,665,000		1,891,856
11% 1/14/13		3,110,000		3,735,888
11.5% 1/23/12		1,360,000		1,635,400
11.75% 6/15/10		2,585,000		3,028,328
11.875% 1/15/30		2,310,000		3,404,363
TOTAL TURKEY				17,077,535
Ukraine - 1.6%
City of Kiev 8.75% 8/8/08		870,000		899,319
Government Obligations - continued
		Principal Amount (d)		Value
Ukraine - continued
Ukraine Government:
6.875% 3/4/11 (Reg. S)		$ 460,000		$ 465,750
8.9025% 8/5/09 (g)		2,450,000		2,594,060
TOTAL UKRAINE				3,959,129
United States of America - 0.8%
U.S. Treasury Bonds 4.5% 2/15/36		2,220,000		2,127,211
Uruguay - 1.3%
Uruguay Republic:
7.25% 2/15/11		440,000		452,100
7.5% 3/15/15		820,000		852,800
7.625% 3/21/36		450,000		448,875
7.875% 1/15/33 pay-in-kind		995,000		1,029,825
9.25% 5/17/17		395,000		460,175
TOTAL URUGUAY				3,243,775
Venezuela - 4.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(h)		21,255		775,808
6.5106% 4/20/11 (g)		2,280,000		2,257,200
7% 12/1/18 (Reg. S)		735,000		735,000
7.65% 4/21/25		1,115,000		1,165,175
8.5% 10/8/14		2,010,000		2,226,075
9.375% 1/13/34		675,000		833,625
10.75% 9/19/13		1,205,000		1,474,920
13.625% 8/15/18		1,510,000		2,242,350
TOTAL VENEZUELA				11,710,153
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		965,000		1,006,013
TOTAL GOVERNMENT OBLIGATIONS (Cost $173,858,670)			184,373,524
Common Stocks - 0.2%
		Shares
Bermuda - 0.2%
APP China Group Ltd. (a) (Cost $519,724)		11,376		455,040
Sovereign Loan Participations - 0.2%
		Principal Amount (d)		Value
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 6.3644% 1/2/09 (g) (Cost $436,115)		$ 438,393		$ 437,845
Money Market Funds - 9.7%
		Shares
Fidelity Cash Central Fund, 5.36% (b) (Cost $24,571,417)		24,571,417		24,571,417
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount
United States of America - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $5,025,000 notional amount of Argentine Republic par 1.33% 12/31/38	July 2007/ $44.50		$ 2,185,875		100,500
Lehman Brothers Holdings, Inc. Call Option on $6,410,000 notional amount of Venezuelan Republic 9.25% 9/15/27	October 2006/ $122.50		7,839,430		39,748
TOTAL PURCHASED OPTIONS (Cost $186,570)				140,248
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $241,960,541)	251,484,000
NET OTHER ASSETS - 1.1%	2,874,880
NET ASSETS - 100%	$ 254,358,880
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,335,006 or 10.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 245,111
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $241,828,745. Net unrealized appreciation aggregated $9,655,255, of which $11,617,426 related to appreciated investment securities and $1,962,171 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006